Related Party Transactions - Additional Information (Detail) - USD ($)							3 Months Ended		11 Months Ended	12 Months Ended
	Aug. 03, 2021	Jul. 29, 2021	Jul. 27, 2021	Jul. 26, 2021	Jan. 25, 2021	Jan. 21, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Jun. 30, 2021	Mar. 01, 2021
Stock Issued During Period, Value, Issued for Services									$ 25,000
Shares Issued, Price Per Share							$ 10			$ 10	$ 10
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited									451,474
Due to related party							$ 71,024		$ 2,275	$ 31,979
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party							11,024			1,979
Founder Shares [Member]
Common Stock, Shares Subscribed but Unissued						3,593,750
Common stock par or stated value per share						$ 0.0001
Stock Issued During Period, Value, Issued for Services					$ 25,000	$ 25,000
Shares Issued, Price Per Share					$ 0.00696
Stock Issued During Period, Shares, Issued for Services					3,593,750
Office Space Administrative And Support Services [Member]
Expenses from Transactions with Related Party							10,000			10,000
Working Capital Loan [Member]
Due to related party									0	0
Debt Instrument, Convertible, Warrants issued							$ 1,500,000			$ 1,500,000
Warrants issued price per warrant							$ 1.5			$ 1.5
Administrative Service [Member]
Administrative fees							$ 30,000	$ 0
Monthly administrative service fee							60,000		0	$ 30,000
Sponsor [Member]
Administrative fees							$ 30,000	$ 30,000	$ 51,000	$ 120,000
Sponsor [Member] | Darlene DeRemer [Member] | Founder Shares [Member]
Stock shares issued during the period shares			25,000
Sponsor [Member] | Eugene Podsiadlo [Member] | Founder Shares [Member]
Stock shares issued during the period shares			25,000
Sponsor [Member] | William Woodward [Member] | Founder Shares [Member]
Stock shares issued during the period shares			25,000
Sponsor [Member] | Private Placement Warrants [Member]
Class of warrants and rights issued during the period							455,000			455,000
Proceeds from Issuance of Private Placement							$ 4,550,000			$ 4,550,000
Over-Allotment Option [Member] | Founder Shares [Member]
Common Stock forfeiture provisions lapsed	111,026
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited	451,464
Overallotment option vesting period	45 days
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Class of warrants and rights issued during the period	8,882
Proceeds from Issuance of Private Placement	$ 88,820
IPO [Member]
Shares Issued, Price Per Share		$ 10
Underwriting Agreement [Member] | Founder Shares [Member]
Stock shares issued during the period shares	2,250,000
Underwriting Agreement [Member] | Over-Allotment Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	444,103
Stock shares issued during the period shares				2,250,000
Forward Purchase Agreement [Member]
Option granted to direct anchor investors to subscribe to agreement as percentage of aggregate securities sold in one or multiple private placements							60.00%			60.00%
Option granted to direct anchor investors to subscribe to agreement percentage of as aggregate securities sold in one or multiple private placements per each direct anchor investor							10.00%			10.00%
Common Class A [Member]
Common stock par or stated value per share							$ 0.0001			$ 0.0001		$ 0.0001
Common stock shares outstanding							463,882			463,882
Stock shares issued during the period shares		15,000,000
Common Class A [Member] | Sponsor [Member]
Share price							$ 12			$ 12
Number of trading days for determining the share price							20 days			20 days
Number of consecutive trading days for determining the share price							30 days			30 days
Waiting period after which the share trading days are considered							150 days			150 days
Common Class A [Member] | IPO [Member]
Shares Issued, Price Per Share		$ 10
Stock shares issued during the period shares		15,000,000
Overallotment option vesting period		45 days
Common Class B [Member]
Common stock par or stated value per share							$ 0.0001			$ 0.0001		$ 0.0001
Stock Issued During Period, Shares, Issued for Services										25,000
Common stock shares outstanding							3,861,026		4,312,500	3,861,026		4,312,500
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited									451,474
NonRisk Incentive Private Shares [Member] | Sponsor [Member]
Sale of Stock, Consideration Received on Transaction		$ 1,186,448
NonRisk Incentive Private Shares [Member] | IPO [Member] | Sponsor [Member] | Founder Shares [Member]
Stock shares issued during the period shares		225,000
Sale of Stock, Consideration Received on Transaction		$ 1,186,448
Sale of Stock, Price Per Share		$ 5.27
Risk Incentive Private Shares [Member] | IPO [Member] | Sponsor [Member] | Founder Shares [Member]
Stock shares issued during the period shares		600,900
Sale of Stock, Percentage of Ownership before Transaction		9.90%